Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Equity attributable to the owners of parent	Issued capital	Foreign Exchange reserve	Earnout reserve	Accumulated profit	Non-controlling interests
Beginning balance at Dec. 31, 2019	€ (74,176)	€ (74,176)	€ 55,001	€ (890)		€ (128,287)
Statements [Line Items]
Profit for the year	149,217	149,217				149,217
Other comprehensive loss for the year	(388)	(388)		(388)
Total comprehensive income for the year	148,829	148,829		(388)		149,217
Issue of share capital	6,221	6,221	6,221
Dividends paid	(10,000)	(10,000)				(10,000)
Total transactions with owners	(3,779)	(3,779)	6,221			(10,000)
Ending balance at Dec. 31, 2020	70,874	70,874	61,222	(1,278)		10,930
Statements [Line Items]
Profit for the year	235,878	235,878				235,878
Other comprehensive loss for the year	(816)	(816)		(816)
Total comprehensive income for the year	235,062	235,062		(816)		235,878
Issue of share capital	16,222	16,222	16,222
Shares issued to extinguish loans	202,625	202,625	202,625
Shares repurchased	(10,731)	(10,731)	(10,731)
Total transactions with owners	208,116	208,116	208,116
Ending balance at Dec. 31, 2021	514,052	514,052	269,338	(2,094)	€ 0	246,808	€ 0
Statements [Line Items]
Profit for the year	182,269	181,439				181,439	830
Other comprehensive loss for the year	(3,915)	(3,915)		(3,915)
Total comprehensive income for the year	178,354	177,524		(3,915)		181,439	830
Dividends paid	(1,388)						(1,388)
Shares repurchased	(222,345)	(222,345)	(222,345)
Capital reorganization	(1,427)	(1,427)				(1,427)
Issue of share capital, net of transaction costs	226,349	226,349	226,349
Acquisition of new business	17,127						17,127
RSU expense	24,261	24,261				24,261
Initial recognition of earnout liability	(249,955)	(249,955)			(249,955)
Derecognition of private warrants	746	746				746
Shares issued in exchange for public warrants	16,411	16,411
Derecognition of earnout liability	32,461	32,461			249,955	(217,494)
Total transactions with owners	(157,760)	(173,499)	20,415	0	0	(193,914)	15,739
Ending balance at Dec. 31, 2022	€ 534,646	€ 518,077	€ 289,753	€ (6,009)	€ 0	€ 234,333	€ 16,569